Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 633,855	$ 682,777
Trade accounts receivable less allowance for doubtful accounts of $418,508 in 2014 and $413,165 in 2013	3,203,655	3,037,274
Accounts receivable from related parties	193,225	153,118
Inventories	1,115,554	1,097,104
Prepaid expenses and other current assets	1,333,067	1,037,391
Deferred tax asset, current	245,354	279,052
Total current assets	6,724,710	6,286,716
Property, plant and equipment, net	3,290,180	3,091,954
Intangible assets	869,411	757,876
Goodwill	13,082,180	11,658,187
Deferred tax asset, non-current	141,052	104,167
Equity Method Investments	676,822	664,446
Other assets	662,746	556,560
Total assets	25,447,101	23,119,906
Current liabilities:
Accounts payable	573,184	542,597
Accounts payable to related parties	140,731	123,929
Accrued expenses and other current liabilities	2,197,245	2,012,533
Short-term borrowings and other financial liabilities	132,693	96,648
Short-term borrowings from related parties	5,357	62,342
Current portion of long-term debt and capital lease obligations	313,607	511,370
Income tax payable, current	79,687	170,360
Deferred tax liability, current	34,787	34,194
Total current liabilities	3,477,291	3,553,973
Long-term debt and capital lease obligations less current maturities	9,080,277	7,746,920
Other liabilities	411,976	329,561
Pension liabilities	642,318	435,858
Income tax payable, non-current	177,601	176,933
Deferred tax liability, non-current	804,609	743,390
Total liabilities	14,594,072	12,986,635
Noncontrolling interests subject to put provisions	824,658	648,251
Company shareholders' equity:
Preferred stock, no par value, 1.00 Euro nominal value, 7,066,522 shares authorized, 3,973,333 issued and outstanding
Common stock, no par value, 1.00 Euro nominal value, 392,462,972 shares authorized, 311,104,251 issued and 303,555,300 outstanding	385,215	382,411
Additional paid-in capital	3,546,075	3,530,337
Retained earnings	7,104,780	6,377,417
Accumulated other comprehensive (loss)	(1,087,743)	(550,587)
Total Company shareholders' equity	9,443,313	9,234,564
Noncontrolling interests not subject to put provisions	585,058	250,456
Total equity	10,028,371	9,485,020
Total liabilities and equity	25,447,101	23,119,906
Treasury stock, at cost	$ (505,014)	$ (505,014)